Income Tax (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020	Dec. 31, 2016	Nov. 30, 2022 ILS (₪)
Income Tax (Details) [Line Items]
Statutory tax rate in Israel			23.00%	23.00%	23.00%	23.00%	23.00%
Minimum tax rate			6.00%	6.00%
Accumulated tax exempt	$ 7,100	₪ 25,022			$ 35,048	₪ 109,000
Deferred tax liability	$ 711				3,531				₪ 2,502
Income tax percentage			90.00%	90.00%
Interest rate			60.00%
Undistributed earnings of foreign subsidiaries and affiliates			$ 185,636		157,464
Cash and cash equivalents held by the Group's investees outside of Israel			$ 81,756		$ 56,916
Federal corporate income tax rate, description			The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Cumulative losses for tax purposes			$ 174,524	₪ 257,503
Israeli subsidiaries [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes			136,443
Subsidiaries Abroad [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes			$ 38,081
Matrix IT [Member]
Income Tax (Details) [Line Items]
Interest rate			95.00%
Zap [Member]
Income Tax (Details) [Line Items]
Carry-forward tax losses			$ 6,184	₪ 21,761
Preferred Technology Enterprise [Member]
Income Tax (Details) [Line Items]
Description of new amendment tax rate								According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A Preferred Technology Enterprise that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets.The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017. Starting from 2017 under Amendment 73 to the Investment Law, part of the Group’s taxable income in Israel is entitled to a preferred 12% tax rate. Since 2019, under SPTE the tax rate for part of the Group’s taxable income in Israel has been reduced to a 6% corporate tax rate.
Formula [Member]
Income Tax (Details) [Line Items]
Income tax assessments, description			Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2017.	Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2017.
Formula [Member] | Israeli subsidiaries [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes			$ 73,180
Matrix IT [Member] | Israeli subsidiaries [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes			31,311	₪ 110,185
Magic Software [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes			22,427
Sapiens [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes			$ 32,592
Income tax assessments, description			Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2017 are considered to be final.	Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2017 are considered to be final.
Matrix [Member]
Income Tax (Details) [Line Items]
Income tax assessments, description			Matrix IT subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2018.	Matrix IT subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2018.